FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk sensitivity analysis (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency risk
Percentage of weaken in the functional currency	10.00%
Percentage of strengthen of the functional currency	10.00%
Chinese Yuan ("CNY")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	$ (468)	$ (429)
Impact on Profit or loss due to percentage of increase in the functional currency	468	429
SGD
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	585	(35)
Impact on Profit or loss due to percentage of increase in the functional currency	(585)	35
USD
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	(47,432)	(74,836)
Impact on Profit or loss due to percentage of increase in the functional currency	47,432	74,836
Hong Kong Dollar ("HKD")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	20	(1)
Impact on Profit or loss due to percentage of increase in the functional currency	(20)	1
Euro ("EUR")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	(202)	(216)
Impact on Profit or loss due to percentage of increase in the functional currency	$ 202	$ 216